Income Taxes	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Income taxes

22. Income taxes

Cayman Islands

The Company is a company incorporated in the Cayman Islands and conducts its primary business operations through its subsidiaries incorporated in Hong Kong and Singapore. Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains.

Hong Kong

Subsidiaries incorporated in Hong Kong are subject to Hong Kong corporate tax rate of 16.5%, and foreign-derived income is exempted from income tax. There are no withholding taxes upon payment of dividends by the subsidiaries incorporated in Hong Kong to its shareholders.

Singapore

Subsidiaries incorporated in Singapore are subject to the Singapore corporate tax rate of 17%.

Income (loss)/income before income taxes consists of:

	Year ended December 31,
	2023	2024	2025
Singapore	(7,434,114)	2,996,740	13,449,704
Non-Singapore	(469,399)	1,963,701	13,321,038
Total (loss)/income before income taxes	(7,903,513)	4,960,441	26,770,742

Income tax (benefit)/expense consists of the following:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
(in USD)	2023	2024	2025
Current income tax	50	102,981	1,540,485
Deferred income tax	(1,318,123)	463,989	795,923
Income tax (benefits)/expense	(1,318,073)	566,970	2,336,408

The Company is headquartered in Singapore and recognizes the majority of its revenues through its subsidiaries in Singapore.

The Company’s effective tax rate of 17%, 11% and 9% for the year ended December 31, 2023, 2024 and 2025, respectively, was due primarily to the effect on tax rate from the changes in deferred taxes. The following table presents the Company’s effective tax rate reconciliation:

	Year ended December 31, 2023	Year ended December 31, 2024
Statutory income tax rate	17%	17%
Effect of deferred professional fee	0%	(6)%
Effective tax rate	17%	11%
	Year Ended December 31,
	2025
	(in USD)	Percent
Statutory income tax rate	4,551,026	17%
Effect of deferred professional fee	(305,676)	(1)%
Effect of AURE income before income taxes	(1,480,622)	(6)%
Effect of gain on unrealized crypto	(1,062,382)	(4)%
Effect of share-based compensation	810,353	3%
Other permanent differences	(176,291)	0%
Effective tax rate	2,336,408	9%

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets and liabilities consisted of the following:

	December 31		December 31,
	2024		2025
(in USD)	Singapore	Hong Kong	Singapore	Hong Kong
Deferred tax assets
Net operating loss carried forward	1,175,979	—	402,224	—
Unutilized leave	15,714	53,535	12,506	60,295
Lease liabilities	196,724	218,446	157,211	110,513
Total deferred tax assets	1,388,417	271,981	571,941	170,808
Deferred tax liabilities
Property and equipment	20,508	12,951	155,286	92,321
Lease right-of-use assets	209,980	198,114	30,496	41,724
Total deferred tax liabilities	230,488	211,065	185,782	134,045
Total deferred tax assets, net	1,157,929	60,916	386,159	36,763

As of December 31, 2024 and 2025, the tax losses carried forward by the Company were entirely within its Singapore subsidiaries, amounting to US$6,917,524 and US$2,366,024, respectively, with no expiration date. The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. The Company has not identified any uncertain tax positions requiring a reserve as of December 31, 2024 and 2025.